[NEW YORK LIFE LOGO]                      NEW YORK LIFE INSURANCE COMPANY
                                          51 Madison Avenue, New York, NY 10010
                                          (212) 576-7965

                                          CAROL YEE
                                          Assistant Counsel


May 6, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   New York Life Insurance and Annuity Corporation
      Variable Universal Life Separate Account-I
      Certification Pursuant to Rule 497(j) under the Securities Act of 1933 File Nos. 33-64410 and 811-07798; CIK No. 0000906982

Commissioners:

        Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), as amended, we hereby certify on behalf of New York Life Insurance and Annuity Corporation ("NYLIAC") that the Prospectus that would have been filed for NYLIAC Variable Universal Life Separate Account-I ("Registrant") under Rule 497(c) of the 1933 Act upon the effectiveness of Post Effective Amendment No. 7 to the Registrant's Registration Statement on Form S-6 (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on April 23, 1999.

        Should you have any further questions regarding this filing, please do not hesitate to contact me at (212) 576-7965.

                                                     Very truly yours,

                                                     /s/ CAROL YEE

                                                     Carol Yee